INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 374,415
2014	364,790
2015	357,593
2016	357,593
2017	357,593
Thereafter	2,828,240
Intangible assets, net	$ 4,640,224	$ 40,841